Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment

Note 13 Property, plant and equipment

FOR THE YEAR ENDED DECEMBER 31, 2017	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2017	58,680	5,572	1,374	65,626
Additions	2,492	70	1,587	4,149
Acquisition through business combinations	653	264	76	993
Transfers	775	77	(1,263)	(411)
Retirements and disposals	(1,105)	(22)	—	(1,127)
December 31, 2017	61,495	5,961	1,774	69,230
ACCUMULATED DEPRECIATION
January 1, 2017	40,233	3,047	—	43,280
Depreciation	2,816	221	—	3,037
Retirements and disposals	(1,054)	(19)	—	(1,073)
Other	(39)	(8)	—	(47)
December 31, 2017	41,956	3,241	—	45,197
NET CARRYING AMOUNT
January 1, 2017	18,447	2,525	1,374	22,346
December 31, 2017	19,539	2,720	1,774	24,033

(1)	Includes assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2016		57,233	5,174	1,287	63,694
Additions		2,361	120	1,415	3,896
Acquisition through business combinations		32	282	1	315
Transfers		692	35	(1,325)	(598)
Retirements and disposals		(1,637)	(39)	(4)	(1,680)
Impairment losses recognized in earnings	8	(1)	—	—	(1)
December 31, 2016		58,680	5,572	1,374	65,626
ACCUMULATED DEPRECIATION
January 1, 2016		39,183	2,881	—	42,064
Depreciation		2,672	205	—	2,877
Retirements and disposals		(1,591)	(35)	—	(1,626)
Other		(31)	(4)	—	(35)
December 31, 2016		40,233	3,047	—	43,280
NET CARRYING AMOUNT
January 1, 2016		18,050	2,293	1,287	21,630
December 31, 2016		18,447	2,525	1,374	22,346

(1)	Includes assets under finance leases.

Finance leases

BCE’s significant finance leases are for satellites and office premises. The office leases have a typical lease term of 22 years. The leases for satellites, used to provide programming to our Bell TV customers, have a term of 15 years.
The following table shows additions to and the net carrying amount of assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31	ADDITIONS		NET CARRYING AMOUNT
	2017	2016	2017	2016
Network infrastructure and equipment	334	375	1,435	1,580
Land and buildings	2	72	467	506
Total	336	447	1,902	2,086

The following table provides a reconciliation of our minimum future lease payments to the present value of our finance lease obligations.

AT DECEMBER 31, 2017	NOTE	2018	2019	2020	2021	2022	THERE- AFTER	TOTAL
Minimum future lease payments	24	572	501	326	278	248	883	2,808
Less:
Future finance costs		(127)	(111)	(96)	(80)	(65)	(157)	(636)
Present value of future lease obligations		445	390	230	198	183	726	2,172